Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Unrealized holding gains, net of tax expense	$ 1,026		$ 256
Reclassification adjustments for gains included in net of income tax expense	44		49
Foreign currency translation adjustments, net of tax expense	$ 18	$ 93	$ 24	$ 0